Asset Acquisitions (Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill, net	$ 685,310	$ 685,310
Peninsula
Business Acquisition [Line Items]
Goodwill, net	$ 471,734